ALPINE DYNAMIC DIVIDEND FUND
ALPINE DYNAMIC FINANCIAL SERVICES FUND
ALPINE DYNAMIC INNOVATORS FUND

EACH A SERIES OF ALPINE SERIES TRUST (the “Trust”)

  Supplement dated June 27, 2011 to the Trust’s Statutory Prospectus dated March 1, 2011

The following table replaces the table in the section entitled “Performance” on page 10 of the Trust’s Statutory Prospectus:

Average Annual Total Returns
(For the periods ending December 31, 2010)

Alpine Dynamic Dividend Fund	1 Year	5 Years	Since Inception 9/22/03
Return Before Taxes	12.07%	(1.33)%	5.28%
Return After Taxes on Distributions	7.02%	(4.38)%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares	8.55%	(1.63)%	4.12%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.79%
Lipper Global Multi-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)	14.08%	2.41%	6.56%

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The following table replaces the table in the section entitled “Performance” on page 14 of the Trust’s Statutory Prospectus:

Average Annual Total Returns
(For the periods ending December 31, 2010)

Alpine Dynamic Financial Services Fund	1 Year	5 Years	Since Inception 11/1/05
Return Before Taxes	17.76%	5.42%	5.78%
Return After Taxes on Distributions	17.71%	2.55%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares	11.61%	3.04%	3.39%

Philadelphia PHLX/KBW Bank Index (reflects no deduction for fees, expenses or taxes)	22.24%	(12.85)%	(9.17)%
NASDAQ 100 Financial Services Index (reflects no deduction for fees, expenses or taxes)	11.80%	(4.85)%	(4.61)%
Lipper Financial Services Funds Average (reflects no deduction for fees, expenses or taxes)	11.85%	(7.20)%	(6.42)%

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The following table replaces the table in the section entitled “Performance” on page 19 of the Trust’s Statutory Prospectus:

Average Annual Total Returns
(For the periods ending December 31, 2010)

Alpine Dynamic Innovators Fund	1 Year	Since Inception 7/11/06
Return Before Taxes	16.01%	2.46%
Return After Taxes on Distributions	16.01%	2.05%
Return After Taxes on Distributions and Sale of Fund Shares	10.41%	1.89%

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.29%
Lipper Multi-Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)	18.62%	4.82%